Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000214735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.50%
C000214735 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000222491 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222491 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222491 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222491 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222491 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222491 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222491 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222491 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222491 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222491 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222491 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000222491 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000222491 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000222491 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000222491 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222491 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222491 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222491 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222491 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222491 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000222491 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000222489 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222489 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222489 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222489 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222489 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222489 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222489 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222489 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222489 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222489 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222489 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000222489 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000222489 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000222489 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000222489 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222489 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222489 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222489 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222489 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222489 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222489 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000222489 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000222490 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222490 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222490 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222490 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222490 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222490 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222490 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222490 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222490 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000222490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000222490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000222490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000222490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222490 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000222490 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000234280 [Member] | iShares Residential and Multisector Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000234280 [Member] | iShares Core U S REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000234280 [Member] | Global X Variable Rate Preferred ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234280 [Member] | VanEck Mortgage REIT Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234280 [Member] | Principal Spectrum Preferred Securities Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234280 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000234280 [Member] | Virtus InfraCap U S Preferred Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234280 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234280 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000234280 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.40%
C000234278 [Member] | iShares Residential and Multisector Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000234278 [Member] | iShares Core U S REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000234278 [Member] | Global X Variable Rate Preferred ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234278 [Member] | VanEck Mortgage REIT Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234278 [Member] | Principal Spectrum Preferred Securities Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234278 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000234278 [Member] | Virtus InfraCap U S Preferred Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234278 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234278 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000234278 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.40%
C000237932 [Member] | United States Treasury Bill 4 3 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000237932 [Member] | United States Treasury Bill 6 12 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000237932 [Member] | United States Treasury Bill 8 7 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000237932 [Member] | Nomura Galaxy Option ProfitScore Regime Adaptive Equity Index 6 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000237932 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000237932 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000237932 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000241127 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241127 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241127 [Member] | AXS Adaptive Plus Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000241127 [Member] | ProShares Short S And P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241127 [Member] | Tradr 2X Long Triple Q Monthly ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241127 [Member] | Tradr 2X Long Triple Q Quarterly ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241127 [Member] | ProShares UltraShort S And P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241127 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241127 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241127 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241127 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241127 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241127 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241127 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241127 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241127 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241127 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241127 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241127 [Member] | Metal fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241127 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241127 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241127 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241127 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241127 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000241127 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241127 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000241127 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000241127 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000241130 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | iShares Short Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000241130 [Member] | SPDR Bloomberg 1 3 Month T Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000241130 [Member] | Vanguard Long Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Emerging Markets Government Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Short Term Inflation Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241130 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241130 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%